UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01737

                      GREAT-WEST VARIABLE ANNUITY ACCOUNT A
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                BEVERLY A. BYRNE
                           Vice-President and Counsel
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Variable Annuity Account Committee and the Participants of Great-West Variable Annuity Account A:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Variable Annuity Account A (the "Account") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Variable Annuity Account A as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

                     Great-West Variable Annuity Account A
                     -------------------------------------

                Financial Statements and Financial Highlights for
                   The Years Ended December 31, 2004 and 2003

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                $           6,374,845
      Cash                                                                                                      102,210
      Dividends and interest receivable                                                                           9,527
      Due from affiliate, net                                                                                   568,124
                                                                                                    --------------------

             Total assets                                                                                     7,054,706
                                                                                                    --------------------

NET ASSETS                                                                                        $           7,054,706
                                                                                                    ====================

NET ASSETS REPRESENTED BY:
      Accumulation units - 354,961 units at $18.26                                                $           6,480,036
      Reserves for annuities in course of payment                                                               574,670
                                                                                                    --------------------

NET ASSETS                                                                                        $           7,054,706
                                                                                                    ====================

(1)  Cost of investments in securities:                                                           $           4,640,790

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                        $               261
     Dividends                                                                                                   127,384
                                                                                                       ------------------

     Total income                                                                                                127,645
                                                                                                       ------------------

EXPENSES:
     Administration                                                                                               17,420
     Mortality risks                                                                                              23,554
     Investment management and advisory services                                                                  28,389
     Expense risks                                                                                                 4,195
                                                                                                       ------------------

     Total expenses                                                                                               73,558
                                                                                                       ------------------

NET INVESTMENT INCOME                                                                                             54,087
                                                                                                       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                            256,262
     Change in net unrealized appreciation on investments                                                        613,600
                                                                                                       ------------------

     Net realized and unrealized gain on investments                                                             869,862
                                                                                                       ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $           923,949
                                                                                                       ==================

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                          2004                 2003
                                                                                     ----------------    -----------------
                                                                                     ----------------    -----------------
OPERATIONS:
      Net investment income                                                        $          54,087   $           59,815
      Net realized gain on investments                                                       256,262              205,240
      Change in net unrealized appreciation on investments                                   613,600            1,076,895
                                                                                     ----------------    -----------------
                                                                                     ----------------    -----------------

      Net increase in net assets resulting from operations                                   923,949            1,341,950
                                                                                     ----------------    -----------------
                                                                                     ----------------    -----------------

UNIT TRANSACTIONS:
      Surrenders                                                                            (235,953)            (693,011)
      Annuity payments                                                                       (73,035)             (98,154)
      Death payments                                                                         (82,359)
      Adjustments to net assets allocated to reserves for annuities
          in course of payment                                                               150,068              113,213
                                                                                     ----------------    -----------------
                                                                                     ----------------    -----------------

      Net decrease in net assets resulting from unit transactions                           (241,279)            (677,952)
                                                                                     ----------------    -----------------
                                                                                     ----------------    -----------------

      Total increase in net assets                                                           682,670              663,998

NET ASSETS:
      Beginning of period                                                                  6,372,036            5,708,038
                                                                                     ----------------    -----------------
                                                                                     ----------------    -----------------

      End of period                                                                $       7,054,706   $        6,372,036
                                                                                     ================    =================
                                                                                     ================    =================


OTHER INFORMATION:

UNITS:
      Redeemed during the year:
      Surrender                                                                              (14,144)             (48,159)
      Death                                                                                   (5,048)
                                                                                     ----------------    -----------------
                                                                                     ----------------    -----------------

      Net decrease                                                                           (19,192)             (48,159)
                                                                                     ================    =================
                                                                                     ================    =================

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Selected data for an accumulation unit for the periods indicated were as follows:


                                                                      Year Ended December 31,
                                            --------------------------------------------------------------------------
                                            --------------------------------------------------------------------------
                                                2004            2003           2002           2001            2000
                                            -------------   -------------   -----------    ------------    -----------
                                            -------------   -------------   -----------    ------------    -----------
Unit Value, Beginning of Period           $      15.7071  $      12.4335  $    13.9968   $     14.3150   $    12.4020

Income from Investment Operations

Net investment income                             0.2045          0.2517        0.1544          0.1532         0.1605
Net realized and unrealized gain (loss)           2.3440          3.0219       (1.7177)        (0.4714)        1.7525
                                            -------------   -------------   -----------    ------------    -----------
                                            -------------   -------------   -----------    ------------    -----------

Total Income (Loss) From
Investment Operations o                           2.5485          3.2736       (1.5633)        (0.3182)        1.9130
                                            -------------   -------------   -----------    ------------    -----------
                                            -------------   -------------   -----------    ------------    -----------

Unit Value, End of Period                 $      18.2556  $      15.7071  $    12.4335   $     13.9968   $    14.3150
                                            =============   =============   ===========    ============    ===========
                                            =============   =============   ===========    ============    ===========


Total Return                                      16.23%          26.33%       (11.17%)         (2.22%)        15.42%

Net Assets, End of Period                 $    6,480,036  $    5,876,858  $  5,250,832   $   6,166,806   $  6,744,185

Ratio of Expense to
Average Net Assets                                 1.21%           1.21%         1.21%           1.27%          1.20%

Ratio of Net Investment Income to
Average Net Assets                                 0.89%           1.07%         0.94%           0.86%          1.40%

Portfolio Turnover Rate                           13.47%          13.49%        37.55%          14.13%         15.42%


o Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.


See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), an affiliate of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

        Effective April 6, 1984, Great-West Life ceased issuing variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of Variable Annuity Account A.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. Variable Annuity Account A utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Variable Annuity Account A Committee. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Variable Annuity Account A Committee.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific identification.

        Dividend income is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

        Federal Income Taxes

        The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax rules, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge Variable Annuity Account A if such taxes are imposed in the future.

        Reserves For Annuities In Course of Payment

        Net assets allocated to reserves for annuities in course of payment are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by GWL&A and may result in additional amounts being transferred into the variable annuity account by GWL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to GWL&A. At December 31, 2004, Variable Annuity Account A recorded a receivable from GWL&A of $574,670 to cover greater longevity of annuitants than expected.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        GWL&A provides administrative services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. Effective November 1, 1996, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A, serves as investment adviser. A daily deduction of .0033052% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services.

        Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

        As of December 31, 2004, there were 35 funds for which the committee members served as Directors, one of which is Variable Annuity Account A. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of Variable Annuity Account A are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested committee member of Variable Annuity Account A receives any compensation directly from Variable Annuity Account A.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $805,239 and $1,018,973, respectively. For the year ended December 31, 2004, there were no purchases or sales of long-term U.S. Government securities.

4. ACCUMULATION UNIT VALUES

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      January 3, 1969            $         1.00000000           March 31, 1972           $         1.50937876
      March 28, 1969             $         1.07468400           June 30, 1972            $         1.46441659
      June 27, 1969              $         1.07583259           September 29, 1972       $         1.41141921
      September 30, 1969         $         1.04319336           December 31, 1972        $         1.43641768
      December 31, 1969          $         1.05956294           March 30, 1973           $         1.14518173
      March 31, 1970             $         1.05322327           June 29, 1973            $          .94975920
      June 30, 1970              $          .86337212           September 28, 1973       $         1.12752636
      September 30, 1970         $          .98057690           December 31, 1973        $          .98798465
      December 31, 1970          $         1.08416020           March 29, 1974           $          .92504974
      March 31, 1971             $         1.28783953           June 28, 1974            $          .84636772
      June 30, 1971              $         1.31417688           September 30, 1974       $          .69582357
      September 30, 1971         $         1.34600160           December 31, 1974        $          .76438983
      December 31, 1971          $         1.40624309           March 31, 1975           $          .85484991


                                                                                                  (Continued)
4.



ACCUMULATION UNIT VALUES (Continued)

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      June 30, 1975              $          .94523691           September 30, 1987       $         3.58107036
      September 30, 1975         $          .86720026           December 31, 1987        $         2.90927633
      December 31, 1975          $          .89703274           March 31, 1988           $         3.03211290
      March 31, 1976             $         1.02654318           June 30, 1988            $         3.14170371
      June 30, 1976              $         1.04254066           December 31, 1988        $         3.24632490
      September 30, 1976         $         1.02175714           March 31, 1989           $         3.40048089
      December 31, 1976          $         1.06312535           June 30, 1989            $         3.66057985
      March 31, 1977             $          .96668709           September 30, 1989       $         4.03595925
      June 30, 1977              $          .97779837           December 31, 1989        $         4.16667314
      September 30, 1977         $          .91543186           March 31, 1990           $         4.10420565
      December 31, 1977          $          .91330430           June 30, 1990            $         4.40575331
      March 31, 1978             $          .88025820           September 30, 1990       $         3.95067300
      June 30, 1978              $          .94981303           December 31, 1990        $         4.09586804
      September 30, 1978         $         1.02175412           March 31, 1991           $         4.67731834
      December 31, 1978          $          .94566769           June 30, 1991            $         4.46997251
      March 31, 1979             $         1.03700469           September 30, 1991       $         4.70629835
      June 30, 1979              $         1.03384794           December 31, 1991        $         5.17489662
      September 30, 1979         $         1.07966980           March 31, 1992           $         5.00089395
      December 31, 1979          $         1.09861144           June 30, 1992            $         4.90045709
      March 31, 1980             $         1.02778990           September 30, 1992       $         4.94334533
      June 30, 1980              $         1.15888482           December 31, 1992        $         5.39680799
      September 30, 1980         $         1.24125856           March 31, 1993           $         5.70268053
      December 31, 1980          $         1.34937658           June 30, 1993            $         5.91443136
      March 31, 1981             $         1.34420316           September 30, 1993       $         6.20352631
      June 30, 1981              $         1.31151501           December 31, 1993        $         6.24551098
      September 30, 1981         $         1.21957549           March 31, 1994           $         6.07099873
      December 31, 1981          $         1.34034823           June 30, 1994            $         5.98373289
      March 31, 1982             $         1.22060069           September 30, 1994       $         6.21184797
      June 30, 1982              $         1.21747890           December 31, 1994        $         6.07070336
      September 30, 1982         $         1.32107048           March 31, 1995           $         6.43386353
      December 31, 1982          $         1.54829628           June 30, 1995            $         6.93539739
      March 31, 1983             $         1.72492408           September 30, 1995       $         7.34349110
      June 30, 1983              $         1.88999803           December 31, 1995        $         7.50058268
      September 30, 1983         $         1.85391985           March 31, 1996           $         7.97167430
      December 31, 1983          $         1.86959830           June 30, 1996            $         8.16277408
      March 31, 1984             $         1.77987261           September 30, 1996       $         8.36088935
      June 30, 1984              $         1.74123169           December 31, 1996        $         8.76699327
      September 30, 1984         $         1.89436321           March 31, 1997           $         9.10319430
      December 31, 1984          $         1.94021457           June 30, 1997            $         9.87479147
      March 31, 1985             $         2.11639231           September 30, 1997       $        10.11055595
      June 30, 1985              $         2.31593116           December 31, 1997        $        10.66148379
      September 30, 1985         $         2.17502453           March 31, 1998           $        10.99141808
      December 31, 1985          $         2.50415588           June 30, 1998            $        11.46520474
      March 31, 1986             $         2.92575544           September 30, 1998       $         9.63105524
      June 30, 1986              $         3.12894373           December 31, 1998        $        11.95317612
      September 30, 1986         $         2.79849885           March 31, 1999           $        12.29221948
      December 31, 1986          $         2.92996949           June 30, 1999            $        13.52815376
      March 31, 1987             $         3.45357315           September 30, 1999       $        12.49689723
      June 30, 1987              $         3.47692861           December 31, 1999        $        12.40218931


                                                                                                  (Continued)

4.



ACCUMULATION UNIT VALUES (Continued)


              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      March 31, 2000             $        12.53233074           September 30, 2002       $        11.81737430
      June 30, 2000              $        12.24858685           December 31, 2002        $        12.43353369
      September 30, 2000         $        13.38557109           March 31, 2003           $        11.56298533
      December 31, 2000          $        14.31497677           June 30, 2003            $        13.53742761
      March 31, 2001             $        13.73607754           September 30, 2003       $        13.93933144
      June 30, 2001              $        14.31362550           December 31, 2003        $        15.70708492
      September 30, 2001         $        12.85597815           March 31, 2004           $        16.37585983
      December 31, 2001          $        13.99677835           June 30, 2004            $        16.55182442
      March 31, 2002             $        15.05815490           September 30, 2004       $        16.65007324

      June 30, 2002              $        14.19273347           December 31, 2004        $        18.25560866


                                                                                                  (Concluded)





Great-West Variable Annuity Account A
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.16%
      1,350 Lockheed Martin Corp                                          74,993
      3,200 Rockwell Collins                                             126,208
                                                                        $201,201
AUTO PARTS & EQUIPMENT --- 3.18%
      3,200 Johnson Controls Inc                                         203,008
                                                                        $203,008
BANKS --- 7.75%
      5,123 Regions Financial Corp                                       182,328
      5,925 Wachovia Corp                                                311,655
                                                                        $493,983
BUILDING MATERIALS --- 3.00%
      3,500 Vulcan Materials Co                                          191,135
                                                                        $191,135
CHEMICALS --- 2.67%
      2,500 PPG Industries Inc                                           170,400
                                                                        $170,400
COMMUNICATIONS - EQUIPMENT --- 1.92%
        110 Lucent Technologies Inc*                                         174
      7,100 Motorola Inc                                                 122,120
                                                                        $122,294
COMPUTER HARDWARE & SYSTEMS --- 1.85%
      2,800 Dell Inc*                                                    117,992
                                                                        $117,992
ELECTRIC COMPANIES --- 2.95%
      4,300 Consolidated Edison Inc                                      188,125
                                                                        $188,125
ELECTRONIC INSTRUMENT & EQUIP --- 2.49%
      3,200 Rockwell Automation Inc                                      158,560
                                                                        $158,560
ELECTRONICS - SEMICONDUCTOR --- 1.84%
        783 Freescale Semiconductor Inc*                                  14,376
      4,400 Intel Corp                                                   102,916
                                                                        $117,292
FINANCIAL SERVICES --- 2.58%
      4,224 JPMorgan Chase & Co                                          164,778
                                                                        $164,778
FOOD & BEVERAGES --- 2.61%
      3,000 Hershey Foods Corp                                           166,620
                                                                        $166,620
HOUSEHOLD GOODS --- 9.19%
      2,900 Kimberly-Clark Corp                                          190,849
      4,500 Leggett & Platt Inc                                          127,935
      5,900 Maytag Corp                                                  124,490
      5,900 Newell Rubbermaid Inc                                        142,721
                                                                        $585,995
INSURANCE RELATED --- 10.75%
      2,500 Allstate Corp                                                129,300
      2,600 Hartford Financial Services Group Inc                        180,206
      3,800 Lincoln National Corp                                        177,384
      3,475 Torchmark Corp                                               198,562
                                                                        $685,452
LEISURE & ENTERTAINMENT --- 3.12%
     10,220 Time Warner Inc*                                             198,677
                                                                        $198,677
OFFICE EQUIPMENT & SUPPLIES --- 2.67%
     10,000 Xerox Corp*                                                  170,100
                                                                        $170,100
OIL & GAS --- 8.86%
      2,424 Exxon Mobil Corp                                             124,254
      2,100 Schlumberger Ltd                                             140,595
      2,530 Sunoco Inc                                                   206,726
      2,200 Transocean Inc*                                               93,258
                                                                        $564,833
PAPER & FOREST PRODUCTS --- 0.04%
         87 Neenah Paper Inc*                                              2,836
                                                                          $2,836
PHARMACEUTICALS --- 4.59%
      3,200 Johnson & Johnson                                            202,944
      2,780 Merck & Co Inc                                                89,349
                                                                        $292,293
PRINTING & PUBLISHING --- 5.34%
      2,100 Gannett Co Inc                                               171,570
      4,000 Tribune Co                                                   168,560
                                                                        $340,130
RESTAURANTS --- 2.81%
      5,100 Brinker International Inc*                                   178,857
                                                                        $178,857
RETAIL --- 4.46%
      4,400 Albertson's Inc                                              105,072
      3,700 Costco Wholesale Corp                                        179,117
                                                                        $284,189
SPECIALIZED SERVICES --- 1.59%
      8,000 Adecco SA                                                    101,200
                                                                        $101,200
TEXTILES --- 2.58%
      3,900 Liz Claiborne Inc                                            164,619
                                                                        $164,619
UTILITIES --- 8.00%
      3,500 Constellation Energy Group                                   152,984
      7,400 Duke Energy Corp                                             187,368
      4,600 NICOR Inc                                                    169,924
                                                                        $510,276

TOTAL COMMON STOCK --- 100.00%                                        $6,374,845
(Cost $4,640,790)

TOTAL GREAT-WEST VARIABLE ANNUITY ACCOUNT A --- 100.00%               $6,374,845
(Cost $4,640,790)

Legend
* Non-income Producing Security
See Notes to Financial Statements.

ACCOUNT COMMITTEE MEMBERS AND OFFICERS (UNAUDITED)

The operation of the Account is subject to the direction and approval of the Committee in accordance with the Rules and Regulations of the Account. The Committee performs the functions of the Board of Directors of an incorporated investment company. The Rules and Regulations of the Account provide for a Committee of not less than five nor more than fifteen members to be elected by Participants at annual meetings. The term of office for each Committee Member is one year

 Name and age     Position(s)      Term of        Principal Occupation(s)         Number of        Other Directorships
                   Held with        Office          during Past 5 Years         Portfolios in       Held by Committee
                    Account       (Length of                                    Fund Complex+             Member
                            Time Served) Overseen by
                                                                               Committee Member
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
----------------------------------------------------------------------------- ------------------- -----------------------
INDEPENDENT* COMMITTEE MEMBERS
----------------------------------------------------------------------------- ------------------- -----------------------
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
Rex Jennings       Committee      March 22,     President Emeritus, Denver            35          Director, Maxim
(79)                Member         1988 to      Metro Chamber of Commerce                         Series Fund, Inc.
                                   present

---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
Richard P.         Committee      April 30,     Retired Educator                      35          Director, Maxim
Koeppe (73)         Member         1987 to                                                        Series Fund, Inc.
                                   present

---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
Sanford Zisman     Committee      March 19,     Attorney, Firm of Zisman,             35          Director, Maxim
(64)                Member         1982 to      Ingraham and Daniel, P.C.                         Series Fund, Inc.
                                   present

---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
-------------------------------------------------------------------------------------------------------------------------
INTERESTED* COMMITTEE MEMBERS AND OFFICERS
-------------------------------------------------------------------------------------------------------------------------
William T.         Committee     June 1, 2000   President and Chief                   35          Director, Maxim
McCallum (62)     Member and      to present    Executive Officer of                              Series Fund, Inc.;
                   President                    Great-West Life & Annuity                         Director, Great-West
                                                Insurance Company;                                Lifeco Inc.
                                                President and Chief
                                                Executive Officer, United
                                                States Operations, The
                                                Great-West Life Assurance
                                                Company (1990 to present);
                                                Co-President and Chief
                                                Executive Officer of
                                                Great-West Lifeco, Inc.;
                                                President and Chief
                                                Executive Officer of GWL&A
                                                Financial Inc.; President
                                                and Chief Executive Officer
                                                of First Great-West Life &
                                                Annuity Insurance Company.
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
Mitchell T.G.      Committee     June 1, 2000   Executive Vice President              35          Director, Maxim
Graye (49)          Member        to present    and Chief Financial                               Series Fund, Inc. and
                                                Officer, Great-West Life &                        Financial
                                                Annuity Insurance Company;                        Administrative
                                                Executive Vice President                          Services Corporation;
                                                and Chief Financial                               Manager, GW Capital
                                                Officer, United States                            Management, LLC,
                                                Operations, The Great-West                        Orchard Capital
                                                Life Assurance Company;                           Management, LLC and
                                                Executive Vice President,                         Orchard Trust
                                                Great-West Healthcare                             Company, LLC.
                                                Holdings, Inc.; Executive
                                                Vice President and Chief
                                                Financial Officer, GWL&A
                                                Financial Inc.; Manager, GW
                                                Capital Management, LLC;
                                                Manager and Executive Vice
                                                President, Orchard Trust
                                                Company, LLC; Manager,
                                                Orchard Capital Management,
                                                LLC.
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
Graham R.          Treasurer     November 29,   Senior Vice President,                35           Director, Greenwood
McDonald                           2001 to      Corporate Finance and                                Investments, LLC
(58)                               present      Investment Operations,
                                                Great-West Life & Annuity
                                                Insurance Company;
                                                Treasurer, GW Capital
                                                Management, LLC, Orchard
                                                Capital Management, LLC and
                                                Maxim Series Fund;
                                                President, Greenwood
                                                Investments, LLC.
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
Beverly A.         Secretary      April 10,     Vice President and Counsel,           35                   None
Byrne (49)                         1997 to      U.S. Operations, The
                                   present      Great-West Life Assurance
                                                Company and Orchard Trust
                                                Company, LLC; Vice
                                                President, Counsel and
                                                Associate Secretary,
                                                Great-West Life & Annuity
                                                Insurance Company, GWL&A
                                                Financial Inc., First
                                                Great-West Life & Annuity
                                                Insurance Company and
                                                Canada Life Insurance
                                                Company of America; Vice
                                                President, Counsel and
                                                Secretary, Financial
                                                Administrative Services
                                                Corporation and EMJAY
                                                Corporation; Secretary, GW
                                                Capital Management, LLC,
                                                One Orchard Equities, Inc.,
                                                Greenwood Investments, LLC,
                                                GWFS Equities, Inc., Canada
                                                Life of America Financial
                                                Services, Inc.,
                                                BenefitsCorp, Inc., Advised
                                                Assets Group, LLC and Maxim
                                                Series Fund.
---------------- -------------- --------------- ----------------------------- ------------------- -----------------------
+ The Fund Complex includes Account A and Maxim Series Fund, Inc.
* A Committee Member who is not an "interested person" of Account A (as defined in the 1940 Act) is referred to as an "Independent Committee Member." An
"Interested Committee Member" refers to a Committee Member or officer who is an
"interested person" of Account A by virtue of their affiliation with either
Account A or GW Capital.



GREAT-WEST VARIABLE ANNUITY ACCOUNT A - MEETING OF PARTICIPANTS (UNAUDITED)

A Meeting of Participants was held on April 16, 2004 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

(1) To elect members of the Great-West Variable Annuity Account A Committee to serve until their successors are elected and qualified;

(2) To ratify or reject the selection of Deloitte & Touche, LLP as independent auditors for the Great-West Variable Annuity Account A for the fiscal year ending December 31, 2004; and

(3) To transact any other business which may properly come before the meeting or any adjournment or adjournments thereof.

The votes cast for the election of R.P. Koeppe as a Committee Member were:

For: 177,989.50413
Against: 0
Abstain: 0

The votes cast for the election of R. Jennings as a Committee Member were:

For: 177,989.50413
Against: 0
Abstain: 0

The votes cast for the election of M.T.G. Graye as a Committee Member were:

For: 177,989.50413
Against: 0
Abstain: 0

The votes cast for the election of W.T. McCallum as a Committee Member were:

For: 177,989.50413
Against: 0
Abstain: 0

The votes cast for the election of S. Zisman as a Committee Member were:

For: 177,989.50413
Against: 0
Abstain: 0

The votes cast to ratify or reject the selection of Deloitte & Touche as independent auditors for the Great-West Variable Annuity Account A were:

For: 175,091.83704
Against: 0
Abstain: 2,897.66709

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $7,100 for fiscal year 2003 and $7,600 for fiscal year 2004.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees. There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Not Applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of this Form is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    February 28, 2005


By:
         /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    February 28, 2005